Offsets - Offset: 1	Mar. 25, 2026 USD ($) shares
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Invesco DB US Dollar Index Trust
File Number	333-233253
Initial Filing Date	Aug. 13, 2019
Fee Offset Claimed	$ 5,635.84
Unsold Securities Associated with Fee Offset Claimed | shares	186,382,020
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 315,047.66
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, when registration fees become due under Rule 456(d), the registration fee for the Shares will be partially offset by the registration fee associated with unsold securities registered pursuant to that certain registration statement on Form S-1 (File No. 333-233253-01) filed by the Fund on August 13, 2019 (the "Prior Registration Statement"). A registration fee of $323,668.36 was paid in connection with the registration pursuant to the Prior Registration Statement of 191,482,020 Shares, of which 186,382,020 remained unsold as of market close on August 25, 2021, and for which a filing fee of $315,047.66 was previously paid with respect to the unsold Shares. As a result, the following amount (which reflects reductions for any amounts used to offset fees owed in prior years) will be applied to partially offset filing fees due under Rule 456(d) as they become due.